Notes to the Balance Sheet - Summary of In process R&D Programs (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
R&D Programs [Line Items]
Beta factor	90.00%	90.00%
WACC before Tax	8.50%	8.50%
Fair Value		€ 0
Tafasitamab [Member]
R&D Programs [Line Items]
Milestone payments were Capitalized	€ 10,400
Beta factor	90.00%
WACC before Tax	8.10%
Pelabresib [Member]
R&D Programs [Line Items]
Capitalized R&D Program	€ 717,400
CPI-0209 [Member]
R&D Programs [Line Items]
Capitalized R&D Program	€ 2,000
R&D Program
R&D Programs [Line Items]
Beta factor	170.00%
WACC before Tax	12.80%